LONG-TERM DEBT AND CREDIT FACILITY - Senior Notes (Details) - USD ($)		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Mar. 16, 2017
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 24,500,000	$ 23,000,000.0
Assets		4,154,300,000	3,862,100,000
Loss on redemption of 7% Senior Notes		22,500,000	0
Carrying Amount
Disclosure of detailed information about borrowings [line items]
Assets		1,078,100,000	899,800,000
Carrying Amount | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets		8,400,000	12,000,000.0
5.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Face amount	$ 450,000,000
Borrowing costs capitalised	$ 7,500,000
Percentage of principal amount redeemed utilizing equity offering proceeds	40.00%
Redemption price percentage utilizing equity offering proceeds	101.00%
Long-term debt	$ 454,200,000	$ 450,000,000.0	0
Period to reinvest asset sale proceeds	365 days
Threshold amount required to utilize proceeds to repurchase borrowings	$ 50,000,000
5.75% Senior Notes | Prior to October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% Senior Notes | October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	104.313%
5.75% Senior Notes | October 15, 2024
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	102.875%
5.75% Senior Notes | October 15, 2025
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	101.438%
5.75% Senior Notes | October 15, 2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Face amount					$ 400,000,000
Long-term debt		$ 0	$ 400,000,000.0
Borrowing redeemed				$ 421,300,000
Loss on redemption of 7% Senior Notes		$ 22,500,000
7.0% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		7.00%	7.00%	7.00%	7.00%